Expense Example - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Worldwide Fund - Fidelity Worldwide Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859